Supplemental Disclosures	12 Months Ended
Dec. 31, 2023
Supplemental Disclosures [Abstract]
Supplemental Disclosures	SUPPLEMENTAL DISCLOSURES
Comprehensive income statement presentation
The Company’s statements of comprehensive income are prepared primarily by nature of expense, with the exception of compensation expenses which are included in the operating, general and administrative and share-based compensation line items, as follows:

($ millions)	2023	2022 (1)
Operating	64.0	56.3
General and administrative	66.8	58.7
Share-based compensation	9.4	35.9
Total compensation expenses	140.2	150.9
(1)Comparative period revised to reflect current period presentation.
Cash flow statement presentation

($ millions)	2023	2022
Operating activities
Changes in non-cash working capital:
Accounts receivable	66.7	(11.3)
Prepaids and deposits	(2.2)	(13.9)
Accounts payable and accrued liabilities	(97.8)	(3.5)
Other current liabilities	(11.8)	8.6
Other long-term liabilities	(9.8)	5.1
	(54.9)	(15.0)
Investing activities
Changes in non-cash working capital:
Accounts receivable	—	0.2
Other current assets	(60.5)	(18.7)
Accounts payable and accrued liabilities	56.3	(7.6)
	(4.2)	(26.1)
Financing activities
Changes in non-cash working capital:
Prepaids and deposits	(12.6)	(44.2)
Accounts payable and accrued liabilities	(2.0)	4.0
Dividends payable	(42.6)	55.9
	(57.2)	15.7
Supplementary financing cash flow information
The Company's reconciliation of cash flow from financing activities is outlined in the table below:

($ millions)	Dividends payable	Long-term debt (1)	Lease liability (2)
December 31, 2021	43.5	1,970.2	141.4
Changes from cash flow from financing activities:
Decrease in bank debt, net		(338.5)
Repayment of senior guaranteed notes		(281.8)
Realized gain on cross currency swap maturity		63.8
Dividends paid	(144.7)
Payments on principal portion of lease liability			(20.4)
Non-cash changes:
Dividends declared	200.6
Additions			3.8
Other			(0.7)
Foreign exchange		27.8
December 31, 2022	99.4	1,441.5	124.1
Changes from cash flow from financing activities:
Increase in bank debt, net		2,675.1
Repayment of senior guaranteed notes and acquired long-term debt		(897.9)
Realized gain on cross currency swap maturity		147.7
Dividends paid	(254.5)
Payments on principal portion of lease liability			(20.8)
Non-cash changes:
Dividends declared	211.9
Acquisitions through business combinations		363.8	4.3
Additions			38.2
Dispositions			(1.1)
Foreign exchange		(163.9)
December 31, 2023	56.8	3,566.3	144.7
(1)Includes current portion of long-term debt.
(2)Includes current portion of lease liability.